Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Summary of Debt
Debt consisted of the following:

	December 31,
	2014	2013
	(in thousands)
Due within one year:
2015 Senior Unsecured Bonds	$286,500	$—
Senior Secured Credit Facility	75,000	—
2018 Senior Secured Term Loan B	7,500	7,500
Total current debt	369,000	7,500
Long-term debt:
2015 Senior Unsecured Bonds	$—	$300,000
2017 Senior Secured Bonds	498,369	497,892
2018 Senior Secured Term Loan B	728,706	735,445
Senior Secured Credit Facility	804,167	140,000
2020 Senior Secured Notes	750,000	750,000
Total long-term debt	2,781,242	2,423,337
Total debt	$3,150,242	$2,430,837

Aggregate Maturities of Debt Including Net Unamortized Discounts
As of December 31, 2014, the aggregate maturities of our debt, including net unamortized discounts of $4.2 million, was as follows:

(in thousands)
Years ending December 31,
2015	$369,000
2016	82,500
2017	582,500
2018	791,250
2019	579,167
Thereafter	750,000
Total	$3,154,417